UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment / /; Amendment Number:  _______
      This Amendment (Check only one):     / /  is a restatement.
                                           / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Shenkman Capital Management, Inc.
                 -------------------------------------------
Address:         461 Fifth Avenue, 22nd Floor
                 -------------------------------------------
                 New York, New York 10017

Form 13F File Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark R. Shenkman
                  ------------------
Title:            President
                  ------------------
Phone:            212-867-9090
                  ------------------

Signature, Place, and Date of Signing:

    /s/ Mark R. Shenkman         New York, New York         January 28, 2004
    --------------------         ------------------         ----------------
         [Signature]               [City, State]                  [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  17
                                         ------------

Form 13F Information Table Value Total:  121,802
                                         ------------
                                         (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.

                                          FORM 13F INFORMATION TABLE
                                               (as of 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                SHRS OR SH/PUT/PRN  Investment  Other      Voting
   Name of Issuer               Title of Class      Cusip      Value (x$1000)    AMT PRN CALL       Discretion  Managers  Authority
   --------------               --------------      -----      --------------    ------------       ----------  --------  ---------
Amkor Technology, Inc           NOTE 5.750% 6/0   031652AN0        13,482         PRN 13,250,000       Sole                 Sole

American Tower Corp             NOTE 6.250%10/1   029912AB8         4,874         PRN 4,850,000        Sole                 Sole

Arch Wireless                   CL A               39392709            96         SH 4,845             Sole                 Sole

Calpine Corp                    NOTE 4.000%12/2   131347BA3        11,583         PRN 11,850,000       Sole                 Sole

Constellation Brands Inc        CL A              21036P108         2,638         SH 80,050            Sole                 Sole

Echostar Communications New     NOTE 5.750% 5/1   278762AG4        34,792         PRN 32,900,000       Sole                 Sole

Echostar Communications New     CL A              278762109         3,640         SH 107,000           Sole                 Sole

Emmis Communications Corp       PFD CV SER A      291525202        10,881         PRN 216,000          Sole                 Sole

Felcor Lodging TR Inc           PFD CV A $1.95    31430F200         2,193         PRN 91,300           Sole                 Sole

Hanger Orthopedic Group Inc     COM NEW           41043F208         2,351         SH 110,000           Sole                 Sole

Key Energy Svcs Inc             NOTE 5.000% 9/1   492914AF3           600         PRN 600,000          Sole                 Sole

Mediacom Communications Corp    NOTE 5.250% 7/0   58446KAA3         5,805         PRN 6,000,000        Sole                 Sole

Nextel Communications Inc       NOTE 5.250% 1/1   65332VAY9         2,033         PRN 2,000,000        Sole                 Sole

Penny JC Inc                    NOTE 5.000%10/1   708160BV7        14,680         PRN 13,300,000       Sole                 Sole

Penny JC Inc                    COM               708160106         2,851         SH 110,000           Sole                 Sole

Province Healthcare Co          NOTE 4.250%10/1   743977AE0         7,634         PRN 7,850,000        Sole                 Sole

Supervalu Inc                   NOTE 11/0         868536AP8         1,669         PRN 5,000,000        Sole                 Sole

                                              Total (x$1,000)      121,802